Acquisition of Business Acquisition - Schedule of Purchase Price of Business Acquisition (Details) - USD ($)	May 03, 2019	Sep. 30, 2019
Business Combinations [Abstract]
Molds	$ 7,500
Prepaid expenses	20,000
Total tangible assets	27,500
Transfer taxes	(1)
Intellectual Property/Technology	1,028,000
Customer Base	6,806,000
Tradenames - trademarks	4,775,000
Total intangible asset	12,609,000
Goodwill	17,363,501	$ 17,363,501
Total net assets acquired	30,000,000
Total cash consideration paid	$ 30,000,000